NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Dec. 31, 2016
NET INVESTMENT IN DIRECT FINANCING LEASES [Abstract]
Schedule of Net Investment in Direct Financing Leases
	As at December 31,
	2015	2016	2016
	RMB	RMB	US$
Total minimum lease payments to be received	233,820	94,341	13,587
Initial direct cost	3,963	3,963	571
	237,783	98,304	14,158
Unearned income	(27,878)	(12,054)	(1,736)
Net investment in direct finance leases	209,905	86,250	12,422
Current	100,988	59,060	8,506
Non-current	108,917	27,190	3,916
Total	209,905	86,250	12,422

Schedule of Future Minimum Lease Payments
	Future minimum lease payments
	RMB	US$
2017	63,094	9,087
2018	12,285	1,770
2019	7,409	1,067
2020	3,675	529
2021	3,457	498
above 5 years	8,384	1,207